The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS—99.2%
Aerospace & Defense—2.9%
Hanwha Aerospace Co. Ltd.	3,900	3,325,556
Korea Aerospace Industries Ltd.	25,500	2,882,668

		6,208,224

Automobile Components—1.6%
Hankook Tire & Technology Co. Ltd.	53,400	1,965,696
Hyundai Mobis Co. Ltd.	6,100	1,573,923

		3,539,619

Automobiles—6.5%
Hyundai Motor Co.	18,200	5,606,699
Hyundai Motor Co. (Preference)	16,500	2,612,146
Kia Corp.	57,500	5,677,033

		13,895,878

Banks—6.8%
BNK Financial Group, Inc.	169,000	2,049,590
KB Financial Group, Inc.	65,400	6,420,348
Shinhan Financial Group Co. Ltd.	101,600	6,055,498

		14,525,436

Biotechnology—2.2%
Alteogen, Inc.	4,700	1,066,034
Hugel, Inc.*	10,600	1,708,313
Kolon TissueGene, Inc., Receipts (United States)*	26,350	1,913,020

		4,687,367

Broadline Retail—0.6%
Shinsegae, Inc.	6,000	1,233,869

Building Products—0.8%
Sung Kwang Bend Co. Ltd.	71,500	1,701,812

Capital Markets—1.6%
Daou Technology, Inc.	53,900	1,566,914
Korea Investment Holdings Co. Ltd.	13,150	1,834,593

		3,401,507

Chemicals—3.0%
Hansol Chemical Co. Ltd.	10,104	1,733,050
Kumho Petrochemical Co. Ltd.	22,500	1,795,943
LG Chem Ltd.	14,100	2,882,030

		6,411,023

Construction & Engineering—2.1%
HDC Hyundai Development Co-Engineering & Construction	68,449	939,707
Hyundai Engineering & Construction Co. Ltd.	35,500	3,465,842

		4,405,549

Electric Utilities—0.9%
Korea Electric Power Corp.	68,000	1,933,263

Electrical Equipment—2.6%
Hyosung Heavy Industries Corp.	1,850	3,123,857
LG Energy Solution Ltd.*	8,800	2,407,426

		5,531,283

Electronic Equipment, Instruments & Components—4.0%
Daeduck Electronics Co. Ltd.	23,500	1,219,798
IsuPetasys Co. Ltd.	23,750	1,645,793
Samsung Electro-Mechanics Co. Ltd.	19,500	5,586,929

		8,452,520

Entertainment—0.9%
JYP Entertainment Corp.	45,300	1,869,060

Food Products—0.4%
NongShim Co. Ltd.	3,301	808,385

Health Care Equipment & Supplies—0.8%
Classys, Inc.	53,200	1,807,808

Hotels, Restaurants & Leisure—0.4%
Lotte Tour Development Co. Ltd.*	79,500	933,204

Industrial Conglomerates—6.2%
Samsung C&T Corp.	24,800	4,346,399
SK Square Co. Ltd.*	15,500	5,103,414
SK, Inc.	18,500	3,803,483

		13,253,296

Interactive Media & Services—2.1%
Kakao Corp.	19,400	598,922
NAVER Corp.	28,700	3,907,461

		4,506,383

Life Sciences Tools & Services—2.5%
LigaChem Biosciences, Inc.*	16,400	2,146,067
Samsung Biologics Co. Ltd.*(a)	3,100	3,177,085

		5,323,152

Machinery—3.1%
HD Hyundai Heavy Industries Co. Ltd.	13,300	4,260,257
MNC Solution Co. Ltd.	36,000	2,322,977

		6,583,234

Oil, Gas & Consumable Fuels—1.3%
S-Oil Corp.*	40,300	2,763,414

Personal Care Products—0.6%
Kolmar Korea Co. Ltd.*	26,900	1,386,915

Pharmaceuticals—1.0%
Hanmi Pharm Co. Ltd.	5,900	2,106,535

Semiconductors & Semiconductor Equipment—20.1%
Eugene Technology Co. Ltd.	27,300	2,077,180
PSK, Inc.	27,500	1,526,839
SK hynix, Inc.	69,200	39,261,667

		42,865,686

Technology Hardware, Storage & Peripherals—24.2%
Samsung Electronics Co. Ltd.	385,070	45,038,323
Samsung Electronics Co. Ltd. (Preference)	80,700	6,514,394

		51,552,717

TOTAL COMMON STOCKS (COST $111,975,282)		211,687,139

Total Investments—99.2% (Cost $111,975,282)		211,687,139
Other Assets Less Liabilities—0.8%		1,636,642

Net Assets—100.0%		213,323,781

Percentages indicated are based on net assets.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation

Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$—	$211,687,139	$—	$211,687,139

(a)	Please refer to the schedule of portfolio investments for specifics of portfolio holdings.